Income Tax (Details) - Schedule of reconciliation of federal income tax rate	3 Months Ended
Dec. 31, 2020
Schedule of reconciliation of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Permanent Book/Tax Differences	(19.60%)
Change in valuation allowance	(1.40%)
Income tax provision